To the Board of Trustees
of Northern Lights Fund
Trust III
and the Shareholders of
ACM Dynamic Opportunity Fund
and ACM Tactical Income Fund


In planning and performing our
audits of the financial
statements of ACM Dynamic
Opportunity Fund and ACM
Tactical Income Fund, each a
series of shares of beneficial
interest in Northern Lights
Fund Trust III (the Funds), as
of December 31, 2019, and for the
year then ended, in accordance
with the standards of the Public
Company Accounting Oversight Board
(United States) (PCAOB), we
considered the Funds internal
control over financial reporting,
including controls over
safeguarding securities, as a
basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds internal
control over financial reporting.
Accordingly, we express no such opinion.

The management of the Funds is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by management
are required to assess the expected
benefits and related costs of controls.
A funds internal control over financial
reporting is a process designed to
provide reasonable assurance regarding
the reliability of financial reporting
and the preparation of financial
statements for external purposes in
accordance with accounting principles
generally accepted in the United States
of America (GAAP).  A funds internal
control over financial reporting
includes those policies and procedures
that (1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the fund; (2) provide
reasonable assurance that transactions
are recorded as necessary to permit
preparation of the financial
statements in accordance with GAAP, and
that receipts and expenditures of the
fund are being made only in accordance
with authorizations of management and
trustees of the fund; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a funds assets that
could have a material effect on the
financial statements.

Because of inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements.  Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions or
that the degree of compliance with the
policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees, in
the normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or
combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds internal
control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness, as defined above, as of December 31, 2019.

This report is intended solely for the
information and use of management and
the shareholders of ACM Dynamic Opportunity
Fund and ACM Tactical Income Fund, the Board of Trustees of Northern Lights Fund Trust III and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.




/s/ BBD, LLP


Philadelphia, Pennsylvania
March 2, 2020